Segment Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Segment assets and liabilities
D.1	Segment assets and liabilities

	2022 US$m	2021 2 US$m

(a) Segment assets 1
Australia	31,240	18,163
International	18,084	2,877
Marketing	182	217
Corporate/Other	9,815	5,217

	59,321	26,474

	2022 US$m	2021 2 US$m

(b) Segment liabilities 1
Australia	8,104	2,889
International	2,677	435
Marketing	561	639
Corporate/Other	10,852	8,282

	22,194	12,245

1.
Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details.

2.	The 2021 amounts have been restated to reflect the changes in operating segments. Refer to ‘Operating segment information’ in Note A.1 for details.
Refer to Note A.1 for descriptions of the Group’s segments. Corporate/other assets mainly comprise cash and cash equivalents, deferred tax assets and lease assets. Corporate/other liabilities mainly comprise interest-bearing liabilities, deferred tax liabilities and lease liabilities.